united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments |Aggressive Growth
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 70.3%
	ADVERTISING - 3.1%
39,325	MDC Partners, Inc. - Cl. A	$ 719,254

	AIRLINES - 0.3%
1,325	Spirit Airlines, Inc. *	59,453

	APPAREL - 0.2%
1,375	Steven Madden Ltd. *	46,997

	BANKS - 8.2%
1,750	Capital City Bank Group, Inc.	24,360
2,415	Cardinal Financial Corp.	52,985
191,540	First Bancorp. *	760,414
2,885	Iberiabank Corp.	172,321
24,215	Popular, Inc.	709,499
6,650	Yadkin Financial Corp.	166,848
		1,886,427
	BIOTECHNOLOGY - 0.2%
660	Charles River Laboratories International, Inc. *	54,410

	BUILDING MATERIALS - 0.7%
3,125	Apogee Enterprises, Inc.	144,844
1,400	Quanex Building Products Corp.	26,026
		170,870
	COMMERCIAL SERVICES - 11.0%
875	AMN Healthcare Services, Inc. *	34,974
8,215	Cardtronics, Inc. *	327,039
5,040	Cross Country Healthcare, Inc. *	70,157
2,440	Euronet Worlwide, Inc. *	168,824
20	FTI Consulting Inc. *	813
4,500	Grand Canyon Education, Inc. *	179,640
1,485	INC Research Holdings, Inc. - Cl. A *	56,623
67,365	Information Services Group, Inc. *	252,619
10,105	KAR Auction Services, Inc.	421,783
19,825	On Assignment, Inc. *	732,534
12,275	TrueBlue, Inc. *	232,243
535	United Rentals, Inc. *	35,898
		2,513,147
	COMPUTERS - 6.4%
2,825	Cognizant Technology Solutions Corp. - Cl. A *	161,703
9,300	Electronics For Imaging, Inc. *	400,272
5,750	Manhattan Associates, Inc. *	368,747
3,870	MAXIMUS, Inc.	214,282
11,920	WNS Holdings Ltd. (ADR) *	321,840
		1,466,844
	DISTRIBUTION/WHOLESALE - 5.1%
53,795	H&E Equipment Services, Inc.	1,023,719
4,090	HD Supply Holdings, Inc. *	142,414
		1,166,133

Schedule of Investments |Aggressive Growth
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
51,755	Cowen Group, Inc. *	$ 153,195
14,425	SEI Investments Co.	693,987
1,985	WageWorks, Inc. *	118,723
		965,905
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
795	Belden, Inc.	47,994

	ELECTRONICS - 0.5%
445	PerkinElmer, Inc.	23,327
3,270	Trimble Navigation Ltd. *	79,657
		102,984
	HAND/MACHINE TOOLS - 0.1%
175	Snap-on, Inc.	27,619

	HEALTHCARE - PRODUCTS - 1.9%
1,350	Brucker Corp.	30,699
920	Dentsply Sirona, Inc.	57,077
1,330	Globus Medical, Inc. - Cl. A *	31,694
3,425	Masimo Corp. *	179,864
2,815	NxStage Medical, Inc. *	61,029
3,245	Spectranetics Corp. *	60,714
1,375	Wright Medical Group NV *	23,884
		444,961
	HEALTHCARE - SERVICES - 2.8%
8,000	Centene Corp. *	570,960
1,080	Icon PLC *	75,611
		646,571
	HOME BUILDERS - 0.5%
4,200	Toll Brothers, Inc. *	113,022

	INSURANCE - 3.6%
18,365	Assured Guaranty Ltd.	465,920
59,695	MGIC Investment Corp. *	355,185
		821,105
	LEISURE TIME - 3.5%
17,735	Brunswick Corp.	803,750

	OIL & GAS - 1.6%
370	Concho Resources, Inc. *	44,130
2,650	Diamondback Energy, Inc. *	241,706
3,895	Matador Resources Co. *	77,121
		362,957
	OIL & GAS SERVICES - 1.4%
17,505	Superior Energy Services, Inc.	322,267

	PHARMACEUTICALS - 0.1%
360	Quintiles Transnational Holdings, Inc. *	23,515

	REAL ESTATE - 0.1%
225	Howard Hughes Corp. *	25,722

Schedule of Investments |Aggressive Growth
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - 4.0%
475	Coach, Inc.	$ 19,351
2,850	Kate Spade & Co. *	58,738
115	Kona Grill, Inc. *	1,233
22,980	MarineMax, Inc. *	389,971
1,150	Popeyes Louisiana Kitchen, Inc. *	62,836
6,250	Sonic Corp.	169,063
2,250	Tractor Supply Co.	205,155
		906,347
	SEMICONDUCTORS - 2.1%
555	Broadcom Ltd.	86,247
1,115	Cavium, Inc. *	43,039
1,500	Monolithic Power System, Inc.	102,480
3,345	NXP Semiconductor NV *	262,047
		493,813
	SOFTWARE - 7.3%
4,870	Aspen Technology, Inc. *	195,969
1,310	Imperva, Inc. *	56,343
3,300	Proofpoint, Inc. *	208,197
2,225	PTC, Inc. *	83,616
25,210	SS&C Technologies Holdings, Inc.	707,897
2,485	Tyler Technologies, Inc. *	414,274
		1,666,296
	TELECOMMUNICATIONS - 0.8%
1,750	Finisar Corp. *	30,643
1,285	Palo Alto Networks, Inc. *	157,592
		188,235
	TRANSPORTATION - 0.4%
1,515	Old Dominion Freight Line, Inc. *	91,370

	TOTAL COMMON STOCK (Cost $16,167,406)	16,137,968

	MASTER LIMITED PARTNERSHIPS - 1.7%
12,925	Lazard Ltd. - Cl. A (Cost $588,517)	384,907

	REITS - 1.0%
590	Equinix, Inc. - (Cost $222,311)	228,761

	MONEY MARKET FUND - 25.2%
5,798,942	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (A)
	(Cost $5,798,942)	5,798,942

	TOTAL INVESTMENTS - 98.2% (Cost $22,777,176) (B)	$ 22,550,578
	OTHER ASSETS LESS LIABILITIES - NET - 1.8%	410,772
	NET ASSETS - 100.0%	$ 22,961,350

* Non-income producing securities.
ADR - American Depositary Receipt
MLP - Master Limited Partnership
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,891,793 and differs from fair value by net unrealized depreciation of securities as follows:
	Unrealized appreciation	$ 857,177
	Unrealized depreciation	(1,198,392)
	Net unrealized depreciation	$ (341,215)

Schedule of Investments | International
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 82.0%
	AIRLINES - 2.2%
14,300	International Consolidated Airlines Group SA (ADR)	$ 355,355
81,100	Japan Airlines Co. Ltd. (ADR)	1,295,573
		1,650,928
	AUTO PARTS & EQUIPMENT - 6.5%
37,400	Continental AG (ADR)	1,421,200
52,000	Magna International, Inc.	1,823,640
73,100	Valeo SA (ADR)	1,637,075
		4,881,915
	BANKS - 8.1%
10,500	Banco Macro SA (ADR)	779,310
32,739	DBS Group Holdings Ltd. (ADR)	1,539,388
60,100	Intesa Sanpaolo SpA (ADR)	704,973
50,200	KBC Group NV (ADR) *	1,236,677
392,000	Mizuho Financial Group, Inc. (ADR)	1,117,200
35,100	Swedbank AB (ADR)	736,749
		6,114,297
	BUILDING MATERIALS - 0.7%
100,000	Asahi Glass Co. Ltd. (ADR)	534,500

	CHEMICALS - 0.9%
7,300	Agrium, Inc.	660,066

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
14,000	AerCap Holdings NV *	470,260
175,500	Daiwa Securities Group, Inc. (ADR)	914,355
40,600	ORIX Corp. (ADR)	2,594,746
		3,979,361
	ELECTRIC - 0.6%
47,900	Power Assets Holdings Ltd. (ADR)	438,285

	ELECTRONICS - 1.6%
45,900	Orbotech Ltd. *	1,172,745

	ENGINEERING & CONSTRUCTION - 2.4%
103,000	Vinci SA (ADR)	1,824,130

	FOOD - 7.5%
96,800	Cencosud SA (ADR)	866,360
14,000	Kerry Group PLC (ADR)	1,260,560
118,800	Marine Harvest ASA (ADR)	2,007,720
73,100	Seven & I Holdings Co. Ltd. (ADR)	1,524,135
		5,658,775
	HAND/MACHINE TOOLS - 2.9%
104,650	Techtronic Industries Co. (ADR)	2,171,487

	HEALTHCARE - PRODUCTS - 4.2%
92,000	Smith & Nephew PLC (ADR)	3,157,440

	HEALTHCARE - SERVICES - 3.8%
65,000	Fresenius Medical Care AG & Co. (ADR)	2,832,050

	HOLDING COMPANIES - DIVERSIFIED - 1.0%
69,402	CK Hutchinson Holdings Ltd. (ADR)	761,340

	HOME BUILDERS - 1.9%
81,000	Sekisui House Ltd. (ADR)	1,405,350

	INSURANCE - 5.3%
47,900	Ageas (ADR)	1,647,281
75,200	Muenchener Rueckversicherungs AG (ADR)	1,261,104
43,900	Zurich Insurance Group AG (ADR)	1,085,647
		3,994,032

Schedule of Investments | International
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 1.5%
50,000	Tencent Holdings Ltd. (ADR)	$ 1,148,500

	MACHINERY-CONSTRUCTION&MINING - 1.0%
33,000	Atlas Copco AB (ADR)	788,700

	METAL FABRICATE/HARDWARE - 0.9%
70,000	Assa Abloy AB (ADR)	714,000

	MINING - 0.4%
10,000	Rio Tinto PLC (ADR)	313,000

	MISCELLANEOUS MANUFACTURING - 2.2%
43,538	FUJIFILM Holdings Corp. (ADR)	1,674,471

	OIL & GAS - 3.4%
26,200	Eni SpA (ADR)	847,570
97,500	Statoil ASA (ADR)	1,687,725
		2,535,295
	PHARMACEUTICALS - 7.1%
103,000	Ipsen SA (ADR)	1,577,445
48,700	Ono Pharmaceutical Co. Ltd. (ADR)	694,949
16,700	Shire PLC (ADR)	3,074,136
		5,346,530
	SEMICONDUCTORS - 2.0%
19,600	NXP Semiconductors NV *	1,535,464

	SOFTWARE - 2.8%
17,000	Amadeus IT Holdings SA (ADR)	746,300
22,970	Open Text Corp.	1,358,905
		2,105,205
	TELECOMMUNICATIONS - 3.9%
10,000	Globe Telecom, Inc. (ADR)	514,400
51,000	Nippon Telegraph & Telephone Corp. (ADR)	2,401,080
		2,915,480
	TRANSPORTATION - 0.8%
5,000	Canadian Pacific Railway Ltd.	643,950

	WATER - 1.1%
96,000	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	860,160

	TOTAL COMMON STOCK (Cost $55,190,609)	61,817,456

	MONEY MARKET FUND - 17.7%
13,351,156	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (A)	13,351,156
	(Cost $13,351,156)

	TOTAL INVESTMENTS - 99.7% (Cost $68,541,765) (B)	$ 75,168,612
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	225,629
	NET ASSETS - 100.0%	$ 75,394,241

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,813,676 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 9,824,355
	Unrealized depreciation	(3,469,419)
	Net unrealized appreciation	$ 6,354,936

Schedule of Investments | International
As of June 30, 2016 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Japan	18.78%
Germany	7.31%
France	6.68%
Canada	5.95%
Britain	5.07%
Norway	4.90%
Hong Kong	4.47%
United States	4.08%
Belguim	3.83%
Sweden	2.97%
Ireland	2.30%
Italy	2.06%
Netherlands	2.04%
Singapore	2.04%
Israel	1.56%
China	1.52%
Switzerland	1.44%
Chile	1.15%
Brazil	1.14%
Argentina	1.03%
Spain	0.99%
Philippines	0.68%
Total	81.99%
Money Market Fund	17.71%
Other Assets in Excess of Liabilities	0.30%
Grand Total	100.00%

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 71.8%
	AEROSPACE/DEFENSE - 1.7%
7,740	General Dynamics Corp.	$ 1,077,718

	APPAREL - 2.0%
1,470	Steven Madden Ltd. *	50,245
19,930	VF Corp.	1,225,496
		1,275,741
	BANKS - 2.2%
6,210	Iberiabank Corp.	370,923
34,670	Popular, Inc.	1,015,831
		1,386,754
	BIOTECHNOLOGY - 2.5%
15,010	Celgene Corp. *	1,480,436
905	Charles River Laboratories International, Inc. *	74,608
		1,555,044
	CHEMICALS - 3.2%
6,840	LyondellBasell Industries NV	509,033
13,435	Praxair, Inc.	1,509,960
		2,018,993
	COMMERCIAL SERVICES - 3.2%
13,505	Euronet Worldwide, Inc. *	934,411
24,315	KAR Auction Services, Inc.	1,014,908
945	United Rentals, Inc. *	63,410
		2,012,729
	COMPUTERS - 1.8%
8,570	Cognizant Technology Solutions Corp. - Cl. A *	490,547
5,295	Electronics for Imaging, Inc. *	227,897
6,610	Manhattan Associates, Inc. *	423,899
		1,142,343
	DISTRIBUTION/WHOLESALE - 1.2%
22,360	HD Supply Holdings, Inc. *	778,575

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
44,975	SEI Investments Co.	2,163,747

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
1,735	Belden, Inc.	104,742

	ELECTRONICS - 4.6%
18,300	Amphenol Corp.	1,049,139
13,985	Honeywell International, Inc.	1,626,735
955	PerkinElmer, Inc.	50,061
7,540	Trimble Navigation Ltd. *	183,675
		2,909,610
	FOOD - 7.6%
21,710	Hain Celestial Group, Inc. *	1,080,073
12,140	JM Smucker Co.	1,850,258
16,900	McCormick & Co., Inc.	1,802,723
		4,733,054
	HAND/MACHINE TOOLS - 0.1%
410	Snap-on, Inc.	64,706

	HEALTHCARE - PRODUCTS - 0.2%
1,985	Dentsply Sirona, Inc.	123,149

	HEALTHCARE - SERVICES - 1.7%
13,527	Centene Corp. *	965,422
1,165	Icon PLC *	81,562
		1,046,984

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	HOME BUILDERS - 0.4%
9,000	Toll Brothers, Inc. *	$ 242,190

	HOUSEWARES - 1.6%
19,942	Newell Brands, Inc.	968,583

	INSURANCE - 6.0%
39,380	Assured Guaranty, Ltd.	999,071
16,675	Chubb Ltd.	2,179,589
91,185	MGIC Investment Corp. *	542,551
		3,721,211
	LEISURE TIME - 2.1%
29,345	Brunswick Corp.	1,329,915

	OIL & GAS - 1.3%
1,005	Concho Resources, Inc. *	119,866
8,010	ConocoPhillips	349,236
3,820	Diamondback Energy, Inc. *	348,422
		817,524
	OIL & GAS SERVICES- 0.6%
20,510	Superior Energy Services, Inc.	377,589

	PHARMACEUTICALS - 4.0%
21,000	AbbVie, Inc.	1,300,110
14,810	Express Scripts Holding Co. *	1,122,598
770	Quintiles Transnational Holdings, Inc. *	50,296
		2,473,004
	RETAIL - 8.9%
2,310	AutoZone, Inc. *	1,833,770
960	Coach, Inc.	39,110
9,080	Costco Wholesale Corp.	1,425,923
23,540	Lowe's Cos, Inc.	1,863,662
4,845	Tractor Supply Co.	441,767
		5,604,232
	SEMICONDUCTORS - 6.5%
1,180	Broadcom Ltd.	183,372
1,205	Cavium, Inc. *	46,513
16,320	Linear Technology Corp.	759,370
23,075	Maxim Integrated Products, Inc.	823,547
2,400	Monolithic Power Systems, Inc.	163,968
32,690	NVIDIA Corp.	1,536,757
7,245	NXP Semiconductor NV *	567,573
		4,081,100
	SOFTWARE - 3.8%
12,700	Check Point Software Technologies Ltd. *	1,011,936
2,745	PTC, Inc. *	103,157
29,390	SS&C Technologies Holdings, Inc.	825,271
2,745	Tyler Technologies, Inc. *	457,619
		2,397,983
	TELECOMMUNICATIONS - 0.6%
2,785	Palo Alto Networks, Inc. *	341,552

	TRANSPORTATION - 0.3%
3,310	Old Dominion Freight Line, Inc. *	199,626

	TOTAL COMMON STOCK (Cost $40,527,940)	44,948,398

	MASTER LIMITED PARTNERSHIPS - 0.8%
16,430	Lazard, Ltd. MLP - Cl. A (Cost $810,536)	489,285

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	REITS - 0.8%
1,280	Equinix, Inc. (Cost $486,244)	$ 496,294

	MONEY MARKET FUND - 27.0%
16,933,247	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.37% (A)	16,933,247
	(Cost $16,933,247)

	TOTAL INVESTMENTS - 100.4% (Cost $58,757,967)(B)	$ 62,867,224
	OTHER ASSETS LESS LIABILITIES - NET - (0.4) %	(277,178)
	NET ASSETS - 100.0%	$ 62,590,046

*Non-income producing securities.
MLP - Master Limited Partnership
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,818,287 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 5,800,861
	Unrealized depreciation	(1,751,924)
	Net unrealized appreciation	$ 4,048,937

Schedule of Investments | Small Cap Value
As of June 30, 2016 (Unaudited)

Shares			Fair Value

	COMMON STOCK - 80.2%
	APPAREL - 2.0%
35,155	Oxford Industries, Inc.		$ 1,990,476

	BANKS - 12.7%
51,217	Chemical Financial Corp.		1,909,882
66,008	Columbia Banking System, Inc.		1,852,184
72,800	Glacier Bancorp, Inc.		1,935,024
86,644	Heritage Commerce Corp.		912,361
75,204	Legacy Texas Financial Group, Inc.		2,023,740
57,374	Opus Bank		1,939,241
35,654	Wintrust Financial Corp.		1,818,354
			12,390,786
	BUILDING MATERIALS - 6.2%
45,711	Apogee Enterprises, Inc.		2,118,705
84,186	Continental Building Products, Inc. *		1,871,455
47,126	Trex Co., Inc. *		2,116,900
			6,107,060
	CHEMICALS - 1.9%
77,900	A. Schulman, Inc.		1,902,318

	COMMERCIAL SERVICES - 2.1%
62,618	Kelly Services, Inc. - Cl. A		1,187,863
46,436	TrueBlue, Inc. *		878,569
			2,066,432
	ELECTRIC - 4.3%
32,200	ALLETE, Inc.		2,081,086
33,300	NorthWestern Corp.		2,100,231
			4,181,317
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
17,545	Littelfuse, Inc.		2,073,644

	ELECTRONICS - 1.2%
19,825	OSI Systems, Inc. *		1,152,427

	ENTERTAINMENT - 2.0%
57,933	International Speedway Corp.		1,937,859

	FOOD - 2.2%
18,463	J & J Snack Foods Corp.		2,202,082

	HEALTHCARE - PRODUCTS - 5.3%
45,556	CONMED Corp.		2,174,388
25,726	Integra LifeSciences Holdings Corp. *		2,052,420
50,873	Merit Medical Systems, Inc. *		1,008,812
			5,235,620
	HOME FURNISHINGS - 2.0%
74,728	DTS, Inc. *		1,976,556

	INSURANCE - 5.0%
31,345	AMERISAFE, Inc.		1,918,941
66,129	Employers Holdings, Inc.		1,919,064
16,297	Safety Insurance Group, Inc.		1,003,569
			4,841,574
	INTERNET - 1.8%
94,250	AVG Technologies NV *		1,789,808

Schedule of Investments | Small Cap Value
As of June 30, 2016 (Unaudited) (Continued)

Shares			Fair Value

	LEISURE TIME - 1.4%
106,162	ClubCorp Holdings, Inc.		$ 1,380,106

	MACHINERY - 2.1%
15,762	Alamo Group, Inc.		1,039,819
35,293	Gorman-Rupp Co.		967,381
			2,007,200
	OFFICE FURNISHINGS - 2.8%
74,800	Interface, Inc.		1,140,700
64,215	Knoll, Inc.		1,559,140
			2,699,840
	OIL & GAS - 6.2%
176,800	Callon Petroleum Co. *		1,985,464
59,800	RSP Permian, Inc. *		2,086,422
296,792	Synergy Resources Corp. *		1,976,635
			6,048,521
	OIL & GAS SERVICES - 0.9%
52,131	Matrix Service Co. *		859,640

	PACKAGING & CONTAINERS - 1.5%
110,800	KapStone Paper and Packaging Corp.		1,441,508

	RETAIL - 4.2%
27,700	Lithia Motors, Inc.		1,968,639
77,700	Sonic Corp.		2,101,785
			4,070,424
	SAVINGS & LOANS - 2.0%
71,823	Berkshire Hills Bancorp, Inc.		1,933,475

	SEMICONDUCTORS - 1.2%
26,700	MKS Instruments, Inc.		1,149,702

	SOFTWARE - 2.9%
105,450	Everyday Health, Inc.*		830,946
58,321	Omnicell, Inc. *		1,996,328
			2,827,274
	TEXTILES - 1.1%
13,835	G&K Services, Inc.		1,059,346

	TRANSPORTATION - 1.9%
104,415	Heartland Express, Inc.		1,815,777

	WATER - 1.2%
20,517	Connecticut Water Service, Inc.		1,153,055

	TOTAL COMMON STOCK (Cost $75,322,732)		78,293,827

	REITS - 9.7%
36,693	CyrusOne, Inc.		2,042,332
62,574	Easterly Government Properties, Inc.		1,234,585
85,200	STAG Industrial, Inc.		2,028,612
156,897	Summit Hotel Properties, Inc.		2,077,316
79,473	Terreno Realty Corp.		2,055,967
	TOTAL REITS (Cost $7,258,746)		9,438,812

Schedule of Investments | Small Cap Value
As of June 30, 2016 (Unaudited) (Continued)

Shares			Fair Value

	MONEY MARKET FUND - 8.9%
8,701,793	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.37% (A)		$ 8,701,793
	(Cost $8,701,793)

	TOTAL INVESTMENTS - 98.8% (Cost $91,283,271)(B)		$ 96,434,432
	OTHER ASSETS LESS LIABILITIES - NET - 1.2%		1,157,487
	NET ASSETS - 100.0%		$ 97,591,919

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $91,401,827 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 10,512,406
		Unrealized depreciation	(5,479,801)
		Net unrealized appreciation	$ 5,032,605

Schedule of Investments | Large/Mid Cap Value
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 72.5%
	AEROSPACE/DEFENSE - 1.8%
24,100	General Dynamics Corp.	$ 3,355,684

	APPAREL - 2.0%
59,100	VF Corp.	3,634,059

	AUTO PARTS & EQUIPMENT - 1.5%
89,600	BorgWarner, Inc.	2,644,992

	BANKS - 3.2%
88,200	East West Bancorp, Inc.	3,014,676
28,886	SVB Financial Group *	2,748,792
		5,763,468
	BEVERAGES - 2.4%
45,800	Dr. Pepper Snapple Group, Inc.	4,425,654

	CHEMICALS - 2.3%
13,850	Sherwin-Williams Co.	4,067,330

	COMPUTERS - 5.3%
91,600	Amdocs Ltd.	5,287,152
36,300	DST Systems, Inc.	4,226,409
		9,513,561
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
113,600	Invesco, Ltd.	2,901,344

	ELECTRIC - 2.8%
77,600	WEC Energy Group, Inc	5,067,280

	ELECTRONICS - 10.4%
69,500	Amphenol Corp.	3,984,435
84,400	Avnet, Inc.	3,419,044
125,200	FLIR Systems, Inc.	3,874,940
36,800	Honeywell International, Inc.	4,280,576
57,000	TE Connectivity, Ltd.	3,255,270
		18,814,265
	FOOD - 5.4%
28,100	JM Smucker Co.	4,282,721
52,300	McCormick & Co., Inc.	5,578,841
		9,861,562
	HEALTHCARE - PRODUCTS - 2.7%
20,500	CR Bard, Inc.	4,820,780

	INSURANCE 2.4%
33,300	Chubb Ltd.	4,352,643

	MACHINERY - 0.9%
36,800	Flowserve Corp.	1,662,256

	MISCELLANEOUS MANUFACTURING - 2.4%
50,300	AO Smith Corp.	4,431,933

Schedule of Investments | Large/Mid Cap Value
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 7.2%
45,900	EOG Resources, Inc.	$ 3,828,978
29,700	EQT Corp.	2,299,671
46,900	Exxon Mobil Corp.	4,396,406
65,500	Marathon Petroleum Corp.	2,486,380
		13,011,435
	PHARMACEUTICALS - 4.3%
44,800	Express Scripts Holding Co. *	3,395,840
47,500	Mead Johnson Nutrition Co.	4,310,625
		7,706,465
	RETAIL - 6.9%
23,475	Advance Auto Parts, Inc.	3,794,264
97,800	Dick's Sporting Goods, Inc.	4,406,868
42,200	Genuine Parts Co.	4,272,750
		12,473,882
	SEMICONDUCTORS - 2.5%
29,300	Broadcom Ltd.	4,553,220

	TEXTILES - 2.1%
20,100	Mohawk Industries, Inc. *	3,814,176

	TRANSPORTATION - 2.4%
45,600	Union Pacific Corp.	4,327,600

	TOTAL COMMON STOCK (Cost $106,580,459)	131,203,589

	MASTER LIMITED PATNERSHIPS - 1.4%
82,300	Lazard, Ltd. MLP - Cl. A (Cost $3,830,967)	2,450,894

	REITS - 6.1%
41,572	Alexandria Real Estate Equities, Inc.	4,303,533
26,600	Regency Centers Corp.	2,227,218
20,500	Simon Property Group, Inc.	4,446,450
	TOTAL REITS (Cost $9,207,624)	10,977,201

	MONEY MARKET FUND - 20.0%
36,281,239	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.37% (A)	36,281,239
	(Cost $36,281,239)

	TOTAL INVESTMENTS - 100.0% (Cost $155,900,289)(B)	$ 180,912,923
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	58,812
	NET ASSETS - 100.0%	$ 180,971,735

* Non-income producing securities.
MLP - Master Limited Partnership.
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $155,781,478 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 29,666,722
	Unrealized depreciation	(4,535,277)
	Net unrealized appreciation	$ 25,131,445

Schedule of Investments | Fixed Income
As of June 30, 2016 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 90.6%
	CORPORATE BONDS - 23.2%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$ 1,042,646
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,047,907
1,000,000	Broadridge Financial Solutions	3.400	6/27/2026	1,012,885
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,064,761
325,000	Eaton Corp.	5.600	5/15/2018	349,738
1,170,000	Enable Midstream Partners LP	3.900	5/15/2024	1,044,570
1,000,000	Energy Transfer Partners LP	6.700	7/1/2018	1,064,527
500,000	Enterprise Products Operating, LLC	6.125	10/15/2039	594,188
750,000	Husky Energy, Inc.	3.950	4/15/2022	776,672
945,431	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,109,058
750,000	Johnson Controls, Inc.	5.000	3/30/2020	821,348
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,019,417
1,000,000	Lam Research Corp.	3.900	6/15/2026	1,054,912
800,000	LYB International Finance BV	4.000	7/15/2023	857,862
500,000	ONEOK, Inc.	4.250	2/1/2022	462,500
1,250,000	Pentair Finance SA	4.650	9/15/2025	1,304,225
1,000,000	Phillips 66	2.950	5/1/2017	1,014,844
1,000,000	Plains All American Pipeline LP	3.650	6/1/2022	981,969
1,000,000	Rio Tinto Finance USA PLC	2.875	8/21/2022	1,016,651
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,241,816
1,200,000	Sunoco Logistics Partners LP	4.250	4/1/2024	1,214,091
750,000	Tyco Electronics Group SA	6.550	10/1/2017	797,542
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	1,013,017
	TOTAL CORPORATE BONDS (Cost $21,443,155)			21,907,146

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.4%
	GOVERNMENT NOTES & BONDS - 33.7%
1,000,000	Federal Home Loan Banks	5.000	11/17/2017	1,059,685
4,000,000	United States Treasury Note	1.375	4/30/2021	4,069,298
2,500,000	United States Treasury Note	1.625	2/15/2026	2,528,223
2,400,000	United States Treasury Note	2.125	8/31/2020	2,517,656
6,750,000	United States Treasury Note	2.250	11/15/2024	7,201,669
7,000,000	United States Treasury Note	3.125	5/15/2021	7,703,007
2,900,000	United States Treasury Note	3.875	5/15/2018	3,081,250
2,500,000	United States Treasury Note	4.500	2/15/2036	3,602,003
	TOTAL GOVERNMENT NOTES & BONDS (Cost $30,446,798)			31,762,791

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 33.7%
2,545	GNMA Pool 585163	5.000	2/15/2018	2,585
3,147	GNMA Pool 585180	5.000	2/15/2018	3,206
1,408	GNMA Pool 592492	5.000	3/15/2018	1,434
2,042	GNMA Pool 599821	5.000	1/15/2018	2,069
128,683	GNMA Pool 604182	5.500	4/15/2033	148,100
82,387	GNMA Pool 663776	6.500	1/15/2037	98,284
416,694	GNMA Pool 701857	4.500	5/15/2039	460,223
934,782	GNMA Pool 701961	4.500	6/15/2039	1,032,142
263,378	GNMA Pool 734437	4.500	5/15/2041	290,701
720,992	GNMA Pool 737556	4.500	10/15/2040	795,285
32,975	GNMA Pool 781694	6.000	12/15/2031	37,843
298,891	GNMA Pool 782916	5.500	2/15/2040	337,304
854,308	GNMA Pool 783060	4.000	8/15/2040	921,422
443,744	GNMA Pool 783403	3.500	9/15/2041	471,506
3,290,590	GNMA Pool AD 8801	3.500	3/15/2043	3,518,116
30,236	GNMA Pool G2 3584	6.000	7/20/2034	35,747
81,440	GNMA Pool G2 3612	6.500	9/20/2034	100,258
230,998	GNMA Pool G2 3625	6.000	10/20/2034	272,431
83,885	GNMA Pool G2 3637	5.500	11/20/2034	94,359
144,612	GNMA Pool G2 3665	5.500	1/20/2035	162,918
79,424	GNMA Pool G2 3679	6.000	2/20/2035	93,905
159,635	GNMA Pool G2 3711	5.500	5/20/2035	180,127

Schedule of Investments | Fixed Income
As of June 30, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 33.7% (Cont.)
$ 123,882	GNMA Pool G2 3865	6.000	6/20/2036	$ 142,898
83,395	GNMA Pool G2 3910	6.000	10/20/2036	96,262
102,444	GNMA Pool G2 4058	5.000	12/20/2037	111,265
166,135	GNMA Pool G2 4072	5.500	1/20/2038	184,503
606,084	GNMA Pool G2 4520	5.000	8/20/2039	674,210
389,403	GNMA Pool G2 4541	5.000	9/20/2039	433,354
718,057	GNMA Pool G2 4947	5.000	2/20/2041	799,196
311,333	GNMA Pool G2 5204	4.500	10/20/2041	340,051
722,922	GNMA Pool G2 752631	4.500	10/20/2040	783,285
1,639,092	GNMA Pool G2 AL 9364	3.500	3/20/2045	1,751,710
2,573,094	GNMA Pool G2 MA0155	4.000	6/20/2042	2,767,873
1,672,118	GNMA Pool G2 MA0220	3.500	7/20/2042	1,782,739
721,557	GNMA Pool G2 MA2681	5.000	3/20/2045	784,895
656,585	GNMA Pool G2 MA2892	3.500	6/20/2045	697,829
1,133,932	GNMA Pool G2 MA2893	4.000	6/20/2045	1,213,230
1,794,213	GNMA Pool G2 MA2961	3.500	7/20/2045	1,907,051
847,531	GNMA Pool G2 MA2962	4.000	7/20/2045	906,711
939,266	GNMA Pool G2 MA3106	4.000	9/20/2045	1,004,860
1,103,105	GNMA Pool G2 MA3173	3.500	10/20/2045	1,172,706
1,821,114	GNMA Pool G2 MA3376	3.500	1/20/2046	1,936,162
2,992,669	GNMA Pool G2 MA33663	3.500	5/20/2046	3,182,837
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $31,223,967)			31,733,592

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $61,670,765)			63,496,383

	TOTAL BONDS AND NOTES (Cost $83,113,920)			85,403,529

Shares
	MONEY MARKET FUND - 8.8%
8,289,254	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (A)			8,289,254
	(Cost $8,289,254)

	TOTAL INVESTMENTS - 99.4% (Cost $91,403,174)(B)			$ 93,692,783
	OTHER ASSETS LESS LIABILITIES - NET - 0.6%			548,465
	NET ASSETS - 100.0%			$ 94,241,248

GNMA - Government National Mortgage Association
(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $91,403,174 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,570,631
	Unrealized depreciation	(281,022)
	Net unrealized appreciation	$ 2,289,609

Schedule of Investments | High Yield Bond
As of June 30, 2016 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 91.7%
$ 1,000,000	AerCap Ireland Capital Ltd.	4.625	7/1/2022	$ 1,027,830
1,000,000	Ally Financial, Inc.	3.500	1/27/2019	996,250
500,000	AmeriGas Finance, LLC	7.000	5/20/2022	530,310
600,000	AmeriGas Finance, LP	5.875	8/20/2026	602,250
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	502,500
250,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	246,250
500,000	Anixter, Inc.	5.625	5/1/2019	531,250
500,000	ArcelorMittal	7.250	2/25/2022	528,750
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	1,002,500
500,000	Bombardier, Inc. (A)	6.125	1/15/2023	428,750
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	507,550
500,000	Cascades, Inc. (A)	5.500	7/15/2022	488,125
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	486,250
500,000	Centene Corp. (A)	6.125	2/15/2024	532,813
1,000,000	CIT Group, Inc.	3.875	2/19/2019	1,007,500
500,000	Cloud Peak Energy Resources LLC	8.500	12/15/2019	223,555
500,000	CommScope, Inc. (A)	5.000	6/15/2021	512,625
775,000	Corrections Corp. of America	4.125	4/1/2020	801,156
750,000	Covanta Holding Corp.	5.875	3/1/2024	731,250
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	745,312
500,000	DCP Midstream, LLC (A) (B)	5.850	5/21/2043	362,500
750,000	Digicel, Ltd. (A)	6.000	4/15/2021	646,650
500,000	Dollar Tree, Inc. (A)	5.750	3/1/2023	533,750
500,000	DR Horton, Inc.	4.750	2/15/2023	520,625
500,000	DuPont Fabros Technology LP	5.875	9/15/2021	525,625
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	502,500
750,000	Energy Transfer Equity LP	5.875	1/15/2024	733,125
500,000	Ferrellgas LP	6.750	1/15/2022	457,500
500,000	Ferrellgas LP (A)	6.750	6/15/2023	441,250
500,000	FTI Consulting, Inc.	6.000	11/15/2022	527,125
500,000	General Cable Corp. (B)	5.750	10/1/2022	462,500
500,000	Genesis Energy LP	5.750	2/15/2021	475,000
500,000	Geo Group, Inc.	5.125	4/1/2023	490,000
500,000	Gibraltar Industries, Inc. (B)	6.250	2/1/2021	505,000
500,000	Global Parthners LP/ Global Fianance Corp.	6.250	7/15/2022	418,750
500,000	Group 1 Automotive, Inc. (B)	5.000	6/1/2022	495,000
1,000,000	HCA, Inc.	5.250	4/15/2025	1,047,500
500,000	Kaiser Aluminum Corp. (A)	5.875	5/15/2024	515,000
500,000	Kinder Morgan, Inc. (A)	5.000	2/15/2021	527,508
500,000	Land O' Lakes, Inc. (A)	6.000	11/15/2026	532,500
500,000	Legg Mason, Inc.	4.750	3/15/2026	528,278
625,000	LKQ Corp.	4.750	5/15/2023	617,188
500,000	Martin Midstream Partners LP	7.250	2/15/2021	465,000
500,000	Mednax, Inc. (A)	5.250	12/1/2023	507,500
750,000	Millicom International Cellular SA (A)	4.750	5/22/2020	756,562
500,000	Molina Healthcare, Inc. (A)	5.375	11/15/2022	501,250
500,000	MPT Operating Partnership LP	6.375	2/15/2022	520,625
750,000	Navient Corp.	4.875	6/17/2019	725,625
250,000	NGL Energy Partners LP	5.125	7/15/2019	228,750
500,000	NGL Energy Partners LP	6.875	10/15/2021	441,250
500,000	NuStar Logistics LP	6.750	2/1/2021	507,500
500,000	NXP BV / NXP Funding, LLC (A)	4.625	6/1/2023	510,000
500,000	Omega Healthcare Investers, Inc.	5.875	3/15/2024	523,842
500,000	Oshkosh Corp.	5.375	3/1/2025	516,250
250,000	Parker Drilling Co.	7.500	8/1/2020	191,250
250,000	Parker Drilling Co.	6.750	7/15/2022	189,375
Schedule of Investments | High Yield Bond
As of June 30, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 91.7% (Cont.)
$ 500,000	Regency Energy Partners LP	4.500	11/1/2023	$ 488,858
750,000	Reynolds Group Issuer, Inc.	5.750	10/15/2020	776,250
500,000	Rose Rock Midstream LP	5.625	7/15/2022	442,500
500,000	Scotts Miracle-Gro Co. (A)	6.000	10/15/2023	528,750
500,000	Sealed Air Corp. (A)	5.250	4/1/2023	520,000
200,000	Sealed Air Corp. (A)	6.500	12/1/2020	228,500
500,000	SemGroup LP	7.500	6/15/2021	485,000
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	512,500
500,000	Suburban Propane Partners LP	5.500	6/1/2024	493,750
500,000	Summit Midstream Holdings LLC	7.500	7/1/2021	482,500
500,000	Sunoco LP (A)	5.500	8/1/2020	494,375
100,000	Sunoco LP (A)	6.375	4/1/2023	99,750
500,000	Targa Resources Partners LP	4.250	11/15/2023	451,250
250,000	Teck Resources, LTD (A)	8.000	6/1/2021	258,125
500,000	Teleflex, Inc.	4.875	6/1/2026	506,250
500,000	Tempur Sealy International, Inc. (A)	5.625	10/15/2023	517,500
1,000,000	Tenet Healthcare Corp.	4.375	10/1/2021	997,500
500,000	Tesoro Corp.	5.375	10/1/2022	511,875
391,000	Tesoro Logistics LP	5.875	10/1/2020	403,707
500,000	Toll Brothers Finance Corp.	4.875	11/15/2025	496,250
500,000	TreeHouse Foods, Inc. (A)	6.000	2/15/2024	532,500
750,000	TRI Pointe Group, Inc.	4.875	7/1/2021	750,000
500,000	Tullow Oil PLC (A)	6.000	11/1/2020	406,250
500,000	United Rentals North America, Inc.	4.625	7/15/2023	506,250
500,000	United States Steel Corp.	7.500	3/15/2022	439,844
100,000	USG Corp. (A)	5.875	11/1/2021	105,125
500,000	USG Corp. (B)	9.500	1/15/2018	550,625
1,000,000	VeriSign, Inc.	4.625	5/1/2023	1,017,500
1,000,000	WhiteWave Foods Co.	5.375	10/1/2022	1,075,000
500,000	WPX Energy, Inc.	5.250	9/15/2024	442,500
750,000	WR Grace & Co. (A)	5.125	10/1/2021	772,500
	TOTAL BONDS & NOTES (Cost $48,068,457)			47,175,713

Shares
	MONEY MARKET FUND - 6.9%
3,578,802	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (B)
	(Cost $3,578,802)			3,578,802

	TOTAL INVESTMENTS - 98.6% (Cost $51,647,259)(C)			$ 50,754,515
	OTHER ASSETS LESS LIABILITIES - NET - 1.4%			705,928
	NET ASSETS - 100.0%			$ 51,460,443

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 26.5% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at June 30, 2016.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,647,259 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 760,334
			Unrealized depreciation	(1,653,078)
			Net unrealized depreciation	$ (892,744)

Schedule of Investments | Israel Common Values
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 82.8%
	AEROSPACE/DEFENSE - 3.0%
6,501	Elbit Systems Ltd.	$ 591,266

	APPAREL - 2.0%
14,500	Delta-Galil Industries Ltd.	388,188

	AUTO PARTS & EQUIPMENT - 2.4%
10,400	Mobileye NV *	479,856

	BANKS - 10.6%
20,500	Bank Hapoalim BM (ADR)	511,885
106,000	Bank Leumi Le-Israel BM *	372,408
33,300	First International Bank Of Israel Ltd.	407,700
215,000	Israel Discount Bank Ltd. *	370,141
36,000	Mizrahi Tefahot Bank Ltd.	415,050
		2,077,184
	BUILDING MATERIALS - 1.7%
9,600	CaesarStone Ltd. *	333,696

	CHEMICALS - 1.3%
62,700	Israel Chemicals Ltd.	244,530

	COMPUTERS - 0.8%
24,210	Matrix IT Ltd.	154,271

	ELECTRIC - 0.7%
4,200	Kenon Holdings Ltd. *	43,449
2,300	Ormat Technologies, Inc.	100,664
		144,113
	ELECTRONICS - 5.2%
20,896	Ituran Location and Control Ltd.	474,130
21,500	Orbotech Ltd. *	549,325
		1,023,455
	ENERGY-ALTERNATE SOURCES - 0.0%
6,360	Energix-Renewable Energies Ltd.	4,403

	FOOD - 7.1%
17,000	Frutarom Industries Ltd.	783,101
8,500	Hashikma Marketing 2006 Ltd.	320,038
89,000	Shufersal Ltd. *	297,892
		1,401,031
	HOME BUILDERS - 2.1%
1,200	Bayside Land Corp.	409,753

	OIL & NATURAL GAS - 8.9%
620,000	Avner Oil Exploration LP	400,068
85,000	Delek Drilling LP	300,174
1,786,664	Isramco Negev 2 LP	304,342
770,000	Oil Refineries Ltd. *	271,922
1,900	Paz Oil Co. Ltd.	305,985
2,100,000	Ratio Oil Exploration 1992 LP *	163,590
		1,746,081
	PHARMACEUTICALS - 4.1%
45,000	OPKO Health, Inc. *	420,300
2,600	Taro Pharmaceutical Industries Ltd. *	378,560
		798,860
	REAL ESTATE - 8.2%
121,000	Amot Investments Ltd.	493,288
9,100	Azrieli Group Ltd.	386,581
30,000	Gazit-Globe Ltd.	267,975
11,366	Melisron Ltd.	456,852
		1,604,696
Schedule of Investments | Israel Common Values
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	SEMICONDUCTORS - 6.1%
8,500	Mellanox Technologies Ltd. *	$ 407,660
34,000	Nova Measuring Instruments Ltd. *	371,960
1,411	Tower Semiconductor Ltd. *	16,892
33,100	Tower Semiconductor Ltd. *	411,102
		1,207,614
	SOFTWARE - 8.7%
5,100	Check Point Software Technologies Ltd. *	406,368
9,600	CyberArk Software Ltd. *	466,464
63,783	Magic Software Enterprises Ltd.	422,881
35,900	Sapiens International Corp. N.V.	420,389
		1,716,102
	TELECOMMUNICATIONS - 8.2%
71,000	AudioCodes Ltd. *	297,490
56,000	Cellcom Israel Ltd. *	367,920
9,900	Nice Ltd. (ADR)	632,115
10,717	Silicom Ltd.	320,438
		1,617,963
	TEXTILES - 1.7%
26,100	Fox Wizel Ltd.	329,444

	TOTAL COMMON STOCK (Cost $13,435,412)	16,272,506

	REITS - 2.1%
52,000	Alony Hetz Properties & Investments Ltd. (Cost $325,311)	423,983

	MONEY MARKET FUND - 15.2%
2,988,365	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.37% (A)	2,988,365
	(Cost $2,988,365)

	TOTAL INVESTMENTS - 100.1% (Cost $16,749,088) (B)	$ 19,684,854
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(23,561)
	NET ASSETS - 100.0%	$ 19,661,293

*Non-income producing securities.
(ADR) American Depositary Receipt.
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,349,406 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,531,277
	Unrealized depreciation	(1,195,829)
	Net unrealized appreciation	$ 2,335,448

Diversification of Assets
Country		% of Net Assets
Israel		82.05%
United States		2.65%
Singapore		0.22%
Total		84.92%
Money Market Fund		15.20%
Other Assets Less Liabilities - Net		(0.12)%
Grand Total		100.00%

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2016 (Unaudited)

Shares				Fair Value

	COMMON STOCK - 16.9%
	AGRICULTURE - 0.3%
726	Andersons, Inc.			$ 25,802
3,215	Bunge Ltd.			190,167
				215,969
	CHEMICALS - 2.0%
261	Agrium, Inc.			23,600
9,535	CF Industries Holdings, Inc.			229,794
2,298	FMC Corp.			106,420
15,960	K+S AG			325,271
13,033	Mosaic Co.			341,204
10,853	Potash Corp. of Saskatchewan, Inc.			176,253
4,735	Sociedad Quimica Y Minera de Chile, SA (ADR)			117,049
5,372	Syngenta AG (ADR)			412,516
				1,732,107
	ENVIRONMENTAL CONTROL - 0.0%
1,300	Kurita Water Industries Ltd.			28,866

	FOOD - 2.0%
764	BRF (ADR)			10,643
7,477	Cal-Maine Foods, Inc.			331,381
867	Darling Ingredients, Inc. *			12,918
1,214	Ingredion, Inc.			157,104
13,664	Pilgrim's Pride Corp.			348,159
6,827	Sanderson Farms, Inc.			591,491
4,162	Tyson Foods, Inc.			277,980
				1,729,676
	IRON/STEEL - 1.0%
1,178	Allegheny Technologies, Inc.			15,019
6,888	ArcelorMittal (ADR) *			32,098
28,900	Hitachi Metals Ltd.			289,873
1,483	Nippon Steel & Sumitomo Metal Corp.			28,300
2,640	Nucor Corp.			130,442
1,839	POSCO (ADR)			81,836
502	Reliance Steel & Aluminum Co.			38,604
11,215	Severstal PAO (GDR)			122,692
841	Steel Dynamics, Inc.			20,604
2,358	ThyssenKrupp AG			47,179
1,660	United States Steel Corp.			27,988
				834,635
	MACHINERY - CONSTRUCTION & MINING - 0.1%
2,525	Joy Global, Inc.			53,378

	MACHINERY - DIVERSIFIED - 0.4%
4,531	AGCO Corp.			213,546
10,000	Kubota Corp.			133,298
				346,844
	MINING - 4.6%
3,187	Agnico Eagle Mines Ltd.			170,505
8,885	Anglo American PLC			86,337
1,459	AngloGold Ashanti Ltd. (ADR) *			26,350
2,159	Antofagasta PLC			13,438
10,419	BHP Billiton Ltd.			297,567
234	BHP Billiton PLC (ADR)			5,939
451	Cameco Corp.			4,947
11,212	Cia De Minas Buenaventura (ADR) *			133,983
1,877	Coeur Mining, Inc. *			20,009

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2016 (Unaudited) (Continued)

Shares				Fair Value

	MINING - 4.6% (Continued)
1,600	Detour Gold Corp.			$ 39,818
6,686	Eldorado Gold Corp.			30,087
4,798	First Quantum Minerals Ltd.			33,509
2,732	Franco-Nevada Corp.			207,796
1,351	Freeport-McMoRan, Inc.			15,050
52,642	Glencore PLC			107,563
26,594	Gold Fields Ltd. (ADR)			130,311
1,417	Goldcorp, Inc.			27,107
7,062	Kinross Gold Corp. *			34,533
28,300	Lundin Mining Corp. *			95,009
34,000	Mitsubishi Materials Corp.			80,534
45,406	MMC Norilsk Nickel PJSC (ADR)			603,446
4,211	New Gold, Inc. *			18,444
5,535	Newmont Mining Corp.			216,529
1,708	Pan American Silver Corp.			28,097
2,098	Randgold Resources Ltd. (ADR)			235,060
11,596	Rio Tinto PLC (ADR)			362,955
2,073	Royal Gold, Inc.			149,298
5,502	Southern Copper Corp.			148,444
28,000	Sumitomo Metal Mining Co. Ltd.			280,710
7,700	Tahoe Resources, Inc.			114,726
3,943	Teck Resources Ltd.			51,644
21,857	Turquoise Hill Resources Ltd. *			73,877
4,405	Yamana Gold, Inc.			22,906
				3,866,528
	OIL & GAS - 4.7%
492	Anadarko Petroleum Corp.			26,199
712	Apache Corp.			39,637
3,500	ARC Resources Ltd			59,587
3,170	Cabot Oil & Gas Corp.			81,596
7,967	Canadian Natural Resources Ltd.			245,623
5,866	Cenovus Energy, Inc.			80,716
901	Chesapeake Energy Corp. *			3,856
293	Cimarex Energy Co.			34,961
1,237	ConocoPhillips			53,933
4,400	Crescent Point Energy Corp.			69,149
2,320	Devon Energy Corp.			84,100
544	Diamondback Energy, Inc. *			49,618
1,026	Ecopetrol SA (ADR)			9,808
1,870	Encana Corp.			14,567
1,233	Ensco PLC - Cl. A			11,972
1,001	EQT Corp.			77,507
1,529	Gulftport Energy Corp. *			47,796
1,004	Helmerich & Payne, Inc.			67,399
65,800	Inpex Corp.			508,877
13,313	Lukoil PJSC (ADR)			556,084
10,433	Marathon Oil Corp.			156,599
1,821	Murphy Oil Corp.			57,817
1,611	Newfield Exploration Co. *			71,174
4,903	Noble Corp. PLC			40,401
647	Noble Energy, Inc.			23,208
1,840	Novatek OJSC			187,680
1,799	Occidental Petroleum Corp.			135,932
3,913	Petroleo Brasileiro SA (ADR) *			28,017
2,100	Peyto Exploration & Development Corp.			56,078
244	Pioneer Natural Resources Co.			36,895
159	PrairieSky Royalty Ltd.			2,976
2,659	QEP Resources, Inc.			46,878
1,297	Range Resources Corp.			55,952
75,618	Rosneft Oil Company (GDR)			387,164
1,829	Southwestern Energy Co. *			23,009
19,620	Statoil ASA (ADR)			339,622
2,867	Total SA			138,169
2,200	Tourmaline Oil Corp.			57,613
2,350	Transocean Ltd.			27,942
971	YPF SA (ADR)			18,643
				4,014,754

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2016 (Unaudited) (Continued)

Shares				Fair Value

	OIL & GAS SERVICES - 1.4%
3,073	Baker Hughes, Inc.			$ 138,685
439	Core Laboratories NV			54,388
764	Dril-Quip, Inc. *			44,641
9,592	FMC Technologies, Inc. *			255,819
4,511	Halliburton Co.			204,303
3,527	National Oilwell Varco, Inc.			118,684
1,700	Oceaneering International, Inc.			50,762
2,842	Schlumberger Ltd.			224,745
1,256	Technip SA			68,114
				1,160,141
	WATER - 0.4%
1,420	American Water Works Co.			120,004
12,830	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)			114,957
963	Severn Trent PLC			31,347
2,116	United Utilities Group PLC			29,277
				295,585

	TOTAL COMMON STOCK (Cost $15,914,027)			14,278,483

	EXCHANGE TRADED FUNDS - 16.1%
85,300	iShares Silver Trust *			1,524,311
154,300	PowerShares DB Agriculture Fund *			3,405,401
97,400	PowerShares DB Base Metals Fund *			1,307,108
181,200	PowerShares DB Commodity Index Tracking Fund *			2,781,420
121,700	PowerShares DB Energy Fund *			1,529,769
58,300	PowerShares DB US Dollar Endex Bearish Fund *			1,280,851
14,050	SPDR Gold Shares *			1,777,606
	TOTAL EXCHANGE TRADED FUNDS (Cost $14,600,185)			13,606,466

	REITS - 17.1%
2,230	American Campus Communities, Inc.			117,900
5,900	Apartment Investment & Management Co.			260,544
3,550	AvalonBay Communities, Inc.			640,385
4,600	Boston Properties, Inc.			606,740
29,000	DDR Corp.			526,060
15,900	DiamondRock Hospitality Co.			143,577
9,000	Douglas Emmett, Inc.			319,680
4,833	Education Realty Trust, Inc.			222,995
2,700	Equity Lifestyle Properties, Inc.			216,135
10,600	Equity Residential			730,128
954	Essex Property Trust, Inc.			217,598
3,800	Extra Space Storage, Inc.			351,652
1,700	Federal Realty Investment Trust			281,435
18,100	FelCor Lodging Trust, Inc.			112,763
17,600	Hospitality Properties Trust			506,880
23,500	Kimco Realty Corp.			737,430
8,263	Macerich Co.			705,577
3,708	Mid-America Apartment Communities, Inc.			394,531
6,100	National Retail Properties, Inc.			315,492
15,294	Prologis, Inc.			750,018
2,200	PS Business Parks, Inc.			233,376
3,200	Public Storage			817,888
5,812	Rayonier, Inc.			152,507
3,200	Regency Centers Corp.			267,936
8,029	Simon Property Group, Inc.			1,741,490
6,350	SL Green Realty Corp.			676,085
6,400	Summit Hotel Properties, Inc.			84,736
5,000	Taubman Centers, Inc.			371,000
12,300	UDR, Inc.			454,116
5,359	Ventas, Inc.			390,242
10,300	Weingarten Realty Investors			420,446
4,100	Welltower, Inc.			312,297
14,000	Weyerhaeuser Co.			416,780
	TOTAL REITS (Cost $10,776,405)			14,496,419

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate %	Maturity	Fair Value

	BONDS & NOTES - 30.7%
	COPORATE BONDS - 1.6%
$ 400,000	Energy Transfer Partners LP	6.700	7/1/2018	$ 425,811
400,000	LYB International Finance BV	4.000	7/15/2023	428,931
500,000	Welltower, Inc.	3.750	3/15/2023	518,954
	TOTAL CORPORATE BONDS (Cost $1,319,976)			1,373,696

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 1.5%
271,573	GNMA Pool 4947	5.000	2/20/2041	302,260
311,333	GNMA Pool 5204	4.500	10/20/2041	340,051
561,331	GNMA Pool MA0155	4.000	6/20/2042	603,823
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,218,541)			1,246,134

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 27.6%
1,500,000	TIPS	0.125	4/15/2019	1,564,601
2,495,000	TIPS	1.375	1/15/2020	2,949,125
40,000	TIPS	1.250	7/15/2020	47,197
3,140,000	TIPS	1.125	1/15/2021	3,676,547
2,770,000	TIPS	0.125	1/15/2023	2,912,490
3,230,000	TIPS	0.625	1/15/2024	3,471,243
1,460,000	TIPS	2.375	1/15/2025	2,214,878
700,000	TIPS	2.000	1/15/2026	993,803
950,000	TIPS	1.750	1/15/2028	1,269,994
1,350,000	TIPS	2.500	1/15/2029	1,908,964
1,660,000	TIPS	2.125	2/15/2041	2,397,336
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $22,905,900)			23,406,178

	TOTAL BONDS AND NOTES (Cost $25,444,417)			26,026,008

Shares
	WARRANTS - 0.00%
312	Hycroft Mining Corp. (Cost $54,161)			0

Ounces
	ALTERNATIVE INVESTMENTS - 11.8%
6,743	Gold Bars *			8,920,804
57,827	Silver Bars *			1,084,929
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)			10,005,733

Shares
	MONEY MARKET FUND - 7.2%
6,108,352	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.37% (A) (Cost $6,108,352)			6,108,352

	TOTAL INVESTMENTS - 99.8% (Cost $81,797,802) (B)			$ 84,521,461
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			201,383
	NET ASSETS - 100.0%			$ 84,722,844

(ADR) American Depositary Receipt.
* Non-income producing securities/investments.
GNMA - Government National Mortgage Association
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust.
(GDR) Global Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $81,162,562 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 8,003,123
	Unrealized depreciation	(4,644,224)
	Net unrealized appreciation	$ 3,358,899

Schedule of Investments | Strategic Growth
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 94.4% (A)
168,755	Timothy Plan Aggressive Growth Fund	$ 1,105,344
784,382	Timothy Plan Defensive Strategies Fund *	8,981,177
156,799	Timothy Plan Emerging Markets Fund *	1,171,291
429,143	Timothy Plan Fixed Income Fund	4,497,415
541,225	Timothy Plan Growth & Income Fund	5,769,461
333,413	Timothy Plan High Yield Bond Fund	2,950,709
606,936	Timothy Plan International Fund	4,952,595
114,674	Timothy Plan Israel Common Values Fund *	1,331,364
403,096	Timothy Plan Large/Mid Cap Growth Fund	2,946,631
189,513	Timothy Plan Large/Mid-Cap Value Fund	3,206,561
98,970	Timothy Plan Small-Cap Value Fund	1,576,593
	TOTAL MUTUAL FUNDS (Cost $39,067,808)	38,489,141

	MONEY MARKET FUND - 5.9%
2,388,013	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (B)
	(Cost $2,388,013)	2,388,013

	TOTAL INVESTMENTS - 100.3% (Cost $41,455,821) (C)	$ 40,877,154
	OTHER ASSETS LESS LIABILITIES - NET - (0.3) %	(102,886)
	NET ASSETS - 100.0%	$ 40,774,268

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2016.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,257,327 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 532,820
	Unrealized depreciation	(1,912,993)
	Net unrealized depreciation	$ (1,380,173)

Schedule of Investments | Conservative Growth
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 93.0% (A)
165,945	Timothy Plan Aggressive Growth Fund	$ 1,086,942
936,970	Timothy Plan Defensive Strategies Fund *	10,728,303
154,226	Timothy Plan Emerging Markets Fund *	1,152,064
1,344,702	Timothy Plan Fixed Income Fund	14,092,478
679,320	Timothy Plan Growth & Income Fund	7,241,552
310,808	Timothy Plan High Yield Bond Fund	2,750,650
639,883	Timothy Plan International Fund	5,221,442
143,004	Timothy Plan Israel Common Values Fund *	1,660,281
319,388	Timothy Plan Large/Mid Cap Growth Fund	2,334,729
165,263	Timothy Plan Large/Mid-Cap Value Fund	2,796,257
124,861	Timothy Plan Small-Cap Value Fund	1,989,035
	TOTAL MUTUAL FUNDS (Cost $52,133,861)	51,053,733

	MONEY MARKET FUND - 7.3%
4,003,701	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (B)	4,003,701
	(Cost $4,003,701)

	TOTAL INVESTMENTS - 100.3% (Cost $56,117,562) (C)	$ 55,057,434
	OTHER ASSETS LESS LIABILITIES - NET - (0.31) %	(161,304)
	NET ASSETS - 100.0%	$ 54,896,130

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2016.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,255,979 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 497,151
	Unrealized depreciation	(1,695,696)
	Net unrealized depreciation	$ (1,198,545)

Schedule of Investments | Emerging Markets
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 74.1%
	AEROSPACE/DEFENSE - 2.0%
7,820	Embraer SA (ADR)	$ 169,850

	AGRICULTURE - 0.7%
5,029	Adecoagro SA *	55,168

	AIRLINES - 2.0%
3,207	Copa Holdings SA - Cl. A	167,598

	APPAREL - 1.6%
34,000	Yue Yuen Industrial Holdings Ltd.	134,327

	AUTO MANUFACTURERS - 1.6%
3,700	Kia Motors Corp.	138,768

	AUTO PARTS & EQUIPMENT - 2.9%
2,268	China Tuchai International Ltd.	24,540
989	Hyundai Mobis Co. Ltd.	216,372
		240,912
	BANKS - 13.5%
29,407	AkBank TAS	84,162
22,600	Banco do Brasil SA	119,922
17,500	Bangkok Bank PCL	78,934
7,177	Erste Group Bank AG	161,938
18,990	Grupo Aval Acciones y Valores SA (ADR)	152,870
17,800	Kasikornbank PCL	86,113
20,423	Sberbank of Russia (ADR)	178,293
5,639	Standard Chartered PLC	42,561
34,666	Turkiye Garanti Bankasi AS	91,377
87,174	Turkiye Vakiflar Bankasi Tao	136,719
		1,132,889
	BUILDING MATERIALS - 3.1%
31,240	Cemex SAB de CV (ADR) *	192,748
85,571,573	Urbi Desarrollos Urbanos SAB de CV * (A)	65,348
		258,096
	CHEMICALS - 1.5%
3,542	Sociedad Quimica y Minera de Chile (ADR)	87,558
44,900	Synthos SA *	40,804
		128,362
	COMMERCIAL SERVICES - 3.9%
30,500	Estacio Participacoes SA	160,985
42,900	ITE Group PLC	82,009
12,300	Kroton Educacional SA	52,099
22,400	Mills Estruturas e Servicos de Engenharia SA *	31,114
		326,207
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
5,221	Hana Financial Group, Inc.	105,385
3,100	KB Financial Group, Inc.	87,737
3,420	Shinhan Financial Group Co. Ltd.	112,827
		305,949
	ELECTRIC - 5.6%
8,600	Cia Paranaense de Energia	53,365
10,480	Cia Paranaense de Energia (ADR)	94,110
1,091,383	Enersis Chile SA	128,579
8,187	Reliance Infrastructure Ltd. (GDR)	194,851
		470,905
	FOOD - 3.4%
19,400	First Pacific Co. Ltd.	140,537
82,000	Marfrig Global Foods SA *	142,564
		283,101
	HOLDING COMPANIES - 1.2%
336,900	Jasmine Broadband Internet Infrastructure Fund	100,667

Schedule of Investments | Emerging Markets
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	IRON/STEEL - 3.1%
571	POSCO	$ 99,888
8,515	Ternium SA (ADR)	162,296
		262,184
	MULTI-NATIONAL - 1.0%
3,062	Banco Latinoamericano de Comercio Exterior SA	81,143

	OIL & GAS - 4.6%
6,624	Lukoil PJSC (ADR)	276,419
19,701	Petroleo Brasileiro SA (ADR) *	114,463
		390,882
	RETAIL - 8.5%
21,641	Arcos Dorados Holdings, Inc.	103,228
1,828,000	Bosideng International Holdings Ltd.	155,515
171,200	Chow Tai Fook Jewellery Group Ltd.	122,696
124,500	Lifestyle International Holdings Ltd.	208,625
54,000	Luk Fook Holdings International Ltd.	119,026
		709,090
	SEMICONDUCTORS - 3.0%
1,100	MediaTek, Inc.	83,201
136	Samsung Electronics Co., Ltd.	168,251
		251,452
	TELECOMMUNICATIONS - 4.8%
11,702	Empresa Nacional de Telecomunicaciones SA	106,050
36,817	Mobile TeleSystems PJSC	140,086
574,375	XL Axiata TBK PT *	159,542
		405,678
	TEXTILES - 1.1%
119,500	Weiqiao Textile Co.	90,419

	TRANSPORTATION - 1.4%
29,577	Globaltrans Investment PLC (GDR) *	115,942

	TOTAL COMMON STOCK (Cost $7,906,367)	6,219,589

	RIGHTS - 0.1%
3,206	Empresa Nacional de Telecomunicaciones SA *	3,099
20,927,802	Urbi Desarrollos Urbanos SAB (Cost $2,762)	0
		3,099
	PREFERRED STOCK - 9.2%
37,300	Alpargatas SA	121,316
11,782	Banco Bradesco SA	92,564
15,300	Cia Brasileira de Distribuicao	222,498
3,600	Cia Paranaense de Energia (ADR)	32,666
1,914	Hyundai Mobis Co. Ltd.	157,028
238,761	Surgutneftegas OJSC *	143,377
	TOTAL PREFERRED STOCK (Cost $747,278)	769,449

	REITs - 6.0%
172,800	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	171,860
126,245	Macquarie Mexico Real Estate Management SA de CV	164,091
100,525	PLA Administradora Industrial S de RL de CV	169,510
	TOTAL REITs (Cost $536,821)	505,461

	MONEY MARKET FUND - 10.3%
868,662	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (B)
	(Cost $868,662)	868,662

	TOTAL INVESTMENTS - 99.7% (Cost $10,061,890) (C)	$ 8,366,260
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	21,841
	NET ASSETS - 100.0%	$ 8,388,101
ADR-American Depositary Receipt
* Non-income producing securities.
GDR-Global Depositary Receipt
REITS - Real Estate Investment Trust

Schedule of Investments | Emerging Markets
As of June 30, 2016 (Unaudited) (Continued)

(A) Illiquid security; the Advisor has determined the security to be illiquid. At June 30, 2016 the securities amounted to 0.8% of net assets.
(B) Variable rate security; the rate shown represents the yield at June 30, 2016.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,098,063 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 314,008
	Unrealized depreciation	(2,045,811)
	Net unrealized depreciation	$ (1,731,803)
Diversification of Assets
Country		% of Net Assets
Brazil		16.80%
South Korea		12.90%
Hong Kong		10.50%
Russia		8.80%
Mexico		7.00%
Turkey		5.80%
Chile		3.90%
Thailand		3.20%
Panama		3.00%
India		2.30%
Luxembourg		1.90%
Indonesia		1.90%
Austria		1.90%
Argentina		1.90%
Colombia		1.80%
Britian		1.50%
Cyprus		1.40%
China		1.10%
Taiwan		1.00%
Poland		0.50%
Singapore		0.30%
Total		89.40%
Money Market Fund		10.30%
Other Assets in Excess of Liabilities - Net		0.30%
Grand Total		100.00%

Schedule of Investments | Growth & Income
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 41.8%
	AUTO PARTS & EQUIPMENT - 1.5%
10,000	Cooper Tire & Rubber Co.	$ 298,200
12,000	Goodyear Tire & Rubber Co.	307,920
		606,120
	BEVERAGES - 1.3%
5,300	Dr Pepper Snapple Group, Inc.	512,139

	CHEMICALS - 1.8%
4,700	Celanese Corp.	307,615
9,000	Innospec, Inc.	413,910
		721,525
	COMMERCIAL SERVICES - 1.4%
8,000	Deluxe Corp.	530,960

	DISTRIBUTION/WHOLESALE - 0.7%
7,900	Ingram Micro, Inc.	274,762

	ELECTRIC - 1.6%
7,500	IDACORP, Inc.	610,125

	ELECTRONICS - 2.8%
2,900	Arrow Electronics, Inc. *	179,510
5,900	Avnet, Inc.	239,009
27,000	Orbotech Ltd. *	689,850
		1,108,369
	FOOD - 1.7%
8,000	Cal-Maine Foods, Inc.	354,560
3,500	Sanderson Farms, Inc.	303,240
		657,800
	GAS 1.1%
18,500	CenterPoint Energy, Inc.	444,000

	HOME FURNISHINGS 0.8%
4,500	American Woodmark Corp. *	298,710

	HOUSEHOLD PRODUCTS/WARES - 3.3%
6,000	Helen of Troy Ltd. *	617,040
21,000	ACCO Brands Corp. *	216,930
6,000	Avery Dennison Corp.	448,500
		1,282,470
	INSURANCE - 5.2%
8,000	American Financial Group, Inc.	591,440
2,200	Chubb Ltd.	287,562
18,000	AmTrust Financial Services, Inc.	441,000
6,600	Argo Group International Holdings Ltd.	342,540
3,000	RenaissanceRe Holdings Ltd.	352,320
		2,014,862

Schedule of Investments | Growth & Income
As of June 30, 2016 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 3.5%
9,000	Agnico Eagle Mines Ltd.	$ 481,500
10,000	Newmont Mining Corp.	391,200
21,000	Silver Wheaton Corp.	494,130
		1,366,830
	MISCELLANEOUS - 1.0%
15,000	Smith & Wesson Holding Corp. *	407,700

	OIL & GAS - 4.2%
6,000	Exxon Mobil Corp.	562,440
7,000	HollyFrontier Corp.	166,390
6,000	Tesoro Corp.	449,520
9,000	Valero Energy Corp.	459,000
		1,637,350
	OIL & GAS SERVICES - 1.0%
75,000	McDermott International, Inc. *	370,500

	PACKAGING & CONTAINERS - 0.4%
3,400	Crown Holdings, Inc. *	172,278

	PHARMACEUTICALS - 0.5%
10,000	Omega Protein Corp. *	199,900

	RETAIL - 2.7%
20,000	Express, Inc. *	290,200
8,000	Foot Locker, Inc.	438,880
7,000	Vista Outdoor, Inc. *	334,110
		1,063,190
	SHIPBUILDING - 1.5%
3,500	Huntington Ingalls Industries, Inc.	588,105

	SOFTWARE - 2.2%
12,500	Ebix, Inc.	598,750
2,900	Synnex Corp.	274,978
		873,728
	TELECOMMUNICATIONS - 1.6%
100,000	Vonage Holdings Corp. *	610,000

	TOTAL COMMON STOCK (Cost $14,877,570)	16,351,423

	EXCHANGE TRADED FUNDS - 3.6%
30,000	iShares Gold Trust *	382,800
30,000	iShares Silver Trust *	536,100
3,700	SPDR Gold Shares *	468,124
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,163,723)	1,387,024

	REITS - 4.3%
34,000	Brandywine Realty Trust	571,200
35,000	Chimera Investment Corp.	549,500
25,000	Government Properties Income Trust	576,500
	TOTAL REITS (Cost $1,655,731)	1,697,200

Schedule of Investments | Growth & Income
As of June 30, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 48.3%
	CORPORATE BONDS - 1.3%
$ 250,000	ConocoPhillips Co.	3.350	11/15/2024	$ 257,993
250,000	Exxon Mobil Corp.	2.709	3/6/2025	261,330
	TOTAL CORPORATE BONDS (Cost $505,444)			519,323

	GOVERNMENT NOTES & BONDS - 47.0%
196,429	Federal Home Loan Banks	2.780	2/19/2025	196,434
500,000	Federal Home Loan Banks	3.000	4/18/2031	500,330
1,000,000	United States Treasury Note	1.000	9/30/2016	1,001,650
3,000,000	United States Treasury Note	0.875	11/30/2016	3,006,338
2,000,000	United States Treasury Note	1.000	3/31/2017	2,007,649
2,000,000	United States Treasury Note	1.000	9/15/2017	2,010,859
2,000,000	United States Treasury Note	1.000	2/15/2018	2,013,398
1,000,000	United States Treasury Note	1.250	1/31/2019	1,014,922
2,000,000	United States Treasury Note	1.625	8/15/2022	2,051,289
2,000,000	United States Treasury Note	1.750	5/15/2023	2,063,594
1,000,000	United States Treasury Note	3.125	8/15/2040	1,182,129
1,000,000	United States Treasury Note	3.875	2/15/2042	1,327,754
	TOTAL GOVERNMENT NOTES & BONDS (Cost 17,678,272)			18,376,346

	TOTAL BONDS & NOTES (Cost $18,183,716)			18,895,669

Shares	MONEY MARKET FUND - 7.0%
2,744,767	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% (A)		2,744,767
	(Cost $2,744,767)

	TOTAL INVESTMENTS - 105.0% (Cost $38,625,507)(B)			$ 41,076,083
	OTHER ASSETS LESS LIABILITIES - NET - (5.0) %			(1,962,380)
	NET ASSETS - 100.0%			$ 39,113,703
* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at June 30, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,642,256 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 3,034,878
			Unrealized depreciation	(601,051)
			Net unrealized appreciation	$ 2,433,827

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2016 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS
A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2016 (Unaudited) (Continued)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of June 30, 2016:
Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,137,968	$ -	$ -	$ 16,137,968
Master Limited Partnerships	384,907	-	-	384,907
REITS	228,761	-	-	228,761
Money Market Fund	5,798,942	-	-	5,798,942
Total	$ 22,550,578	$ -	$ -	$ 22,550,578

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 60,042,496	$ 1,774,960	$ -	$ 61,817,456
Money Market Fund	13,351,156	-	-	13,351,156
Total	$ 73,393,652	$ 1,774,960	$ -	$ 75,168,612

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 44,948,398	$ -	$ -	$ 44,948,398
Master Limited Partnerships	489,285	-	-	489,285
REITS	496,294	-	-	496,294
Money Market Fund	16,933,247	-	-	16,933,247
Total	$ 62,867,224	$ -	$ -	$ 62,867,224

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2016 (Unaudited) (Continued)

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 78,293,827	$ -	$ -	$ 78,293,827
REITS	9,438,812	-	-	9,438,812
Money Market Fund	8,701,793	-	-	8,701,793
Total	$ 96,434,432	$ -	$ -	$ 96,434,432

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 131,203,589	$ -	$ -	$ 131,203,589
Master Limited Partnerships	2,450,894	-	-	2,450,894
REITS	10,977,201	-	-	10,977,201
Money Market Fund	36,281,239	-	-	36,281,239
Total	$ 180,912,923	$ -	$ -	$ 180,912,923

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 21,907,146	$ -	$ 21,907,146
Government Notes & Bonds	-	31,762,791	-	31,762,791
Government Mortage-Backed Securities	-	31,733,592	-	31,733,592
Money Market Fund	8,289,254	-	-	8,289,254
Total	$ 8,289,254	$ 85,403,529	$ -	$ 93,692,783

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 47,175,713	$ -	$ 47,175,713
Money Market Fund	3,578,802	-	-	3,578,802
Total	$ 3,578,802	$ 47,175,713	$ -	$ 50,754,515

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,760,621	$ 511,885	$ -	$ 16,272,506
REITS	423,983	-	-	423,983
Money Market Fund	2,988,365	-	-	2,988,365
Total	$ 19,172,969	$ 511,885	$ -	$ 19,684,854

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,278,483	$ -	$ -	$ 14,278,483
Exchange Traded Funds	13,606,466	-	-	13,606,466
REITS	14,496,419	-	-	14,496,419
Corporate Bonds	-	1,373,696	-	1,373,696
Government Mortgage-Backed Securities	-	1,246,134	-	1,246,134
Treasury Inflation Protected Securities (TIPS)	-	23,406,178	-	23,406,178
Alternative Investments	10,005,733	-	-	10,005,733
Money Market Fund	6,108,352	-	-	6,108,352
Total	$ 58,495,453	$ 26,026,008	$ -	$ 84,521,461
* Reflects the fund's investment in gold and silver.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2016 (Unaudited) (Continued)

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 38,489,141	$ -	$ -	$ 38,489,141
Money Market Fund	2,388,013	-	-	2,388,013
Total	$ 40,877,154	$ -	$ -	$ 40,877,154

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 51,053,733	$ -	$ -	$ 51,053,733
Money Market Fund	4,003,701	-	-	4,003,701
Total	$ 55,057,434	$ -	$ -	$ 55,057,434

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,154,241	$ -	$ 65,348	$ 6,219,589
Rights	3,099	-	-	3,099
Preferred Stock	769,449	-	-	769,449
REITs	505,461	-	-	505,461
Money Market Fund	868,662	-	-	868,662
Total	$ 8,300,912	$ -	$ 65,348	$ 8,366,260

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,351,423	$ -	$ -	$ 16,351,423
Exchange Traded Funds	1,387,024	-	-	1,387,024
REITS	1,697,200	-	-	1,697,200
Corporate Bonds	-	519,323	-	519,323
Government Notes & Bonds	-	18,376,346	-	18,376,346
Money Market Fund	2,744,767	-	-	2,744,767
Total	$ 22,180,414	$ 18,895,669	$ -	$ 41,076,083

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following is a reconcilation of assets in which Level 3 inputs were used in determining value:

Emerging Markets Fund
Common Stock
Beginning Balance	$ 5,513
Total Appreciation(Depreciation)	6,478
Cost of Purchases	53,357
Ending Balance	$ 65,348

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 8/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer / Principle Financial Officer

Date 8/24/16